Operating revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 22,055,720	R$ 19,491,061	R$ 17,797,541
Sanitation Sao Paolo [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	13,318,803	11,529,229	10,722,384
Regional System [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	5,311,156	4,774,977	4,435,396
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	R$ 18,629,959	R$ 16,304,206	R$ 15,157,780